Note 25 - Operating Segments - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Net interest income	$ 100,051	$ 76,666
Non-interest income	8,584	5,726
Total revenue	108,635	82,392
Provision for (recovery of) credit losses	609	451
Revenue less provision for credit loss	108,026	81,941
Non-interest expenses:
Salaries and benefits	31,428	26,796
General and administrative	15,051	18,732
Premises and equipment	3,902	3,865
Noninterest expense	50,381	49,393
Income before income taxes	57,645	32,548
Income tax provision	15,483	9,890
Net income	42,162	22,658
Total assets	4,201,610	3,265,998
Total liabilities	3,824,452	2,915,323
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	(1,654)	(165)
Total revenue	(1,654)	(165)
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	(1,654)	(165)
Non-interest expenses:
Salaries and benefits	0	0
General and administrative	(1,654)	(165)
Premises and equipment	0	0
Noninterest expense	(1,654)	(165)
Income before income taxes	0	0
Income tax provision	0	0
Net income	0	0
Total assets	(15,709)	(23,826)
Total liabilities	(22,748)	(22,681)
Banking segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	100,051	76,666
Non-interest income	540	52
Total revenue	100,591	76,718
Provision for (recovery of) credit losses	609	451
Revenue less provision for credit loss	99,982	76,267
Non-interest expenses:
Salaries and benefits	25,382	22,303
General and administrative	15,140	17,614
Premises and equipment	2,462	2,475
Noninterest expense	42,984	42,392
Income before income taxes	56,998	33,875
Income tax provision	15,867	9,744
Net income	41,131	24,131
Total assets	4,190,876	3,267,479
Total liabilities	3,818,412	2,912,249
Cybersecurity segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	9,698	5,839
Total revenue	9,698	5,839
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	9,698	5,839
Non-interest expenses:
Salaries and benefits	6,046	4,493
General and administrative	1,565	1,283
Premises and equipment	1,440	1,390
Noninterest expense	9,051	7,166
Income before income taxes	647	(1,327)
Income tax provision	(384)	146
Net income	1,031	(1,473)
Total assets	26,443	22,345
Total liabilities	$ 28,788	$ 25,755